August 29, 2017

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	Resource Real Estate Diversified Income Fund
File Nos. 333-183982 and 811-22749

Ladies and Gentlemen:

On behalf of Resource Real Estate Diversified Income Fund (the "Fund"), we hereby electronically file Amendment No. 16 to the Fund’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended. The main purpose of the filing is to register additional shares of the Fund for sale and update other information.

If you have any questions concerning this filing, please contact JoAnn M. Strasser at (614) 469-3265 or Joshua Hinderliter at (614) 469-3345.

Very truly yours,

/s/ Joshua Hinderliter
Joshua Hinderliter